Segment Reporting - Schedule of Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 22,125,320	$ 7,682,583	$ 1,076,827
Cost of goods sold	17,967,593	5,778,167	848,777
Gross profit	4,157,727	1,904,416	228,050
Depreciation and amortization	307,563	301,368	59,834
Capital expenditures	27,705	80,573	302,083
Loss from operations	(2,237,320)	(1,758,946)	(983,287)
Provision for income taxes
Segment loss	(2,218,062)	(1,755,042)	(980,098)
Segment assets	37,462,877	3,243,948	1,868,633
Clean Food Platform [Member]
Revenue	22,096,730	7,666,506	1,076,827
Cost of goods sold	17,967,581	5,762,301	848,777
Gross profit	4,129,149	1,904,205	228,050
Depreciation and amortization	200,921	70,798	27,317
Capital expenditures	5,063	43,784	302,083
Loss from operations	(1,841,174)	(1,268,097)	(703,790)
Provision for income taxes
Segment loss	(1,822,536)	(1,265,334)	(700,601)
Segment assets	10,853,114	2,482,450	1,406,154
Restaurant [Member]
Revenue	28,590	16,077
Cost of goods sold	12	15,866
Gross profit	28,578	211
Depreciation and amortization	106,540	31,283	9,634
Capital expenditures	18,766	36,789
Loss from operations	(134,053)	(205,405)	(46,497)
Provision for income taxes
Segment loss	(133,433)	(204,264)	(46,497)
Segment assets	443,595	451,221	462,479
Others [Member]
Revenue
Cost of goods sold
Gross profit
Depreciation and amortization	102
Capital expenditures	3,876
Loss from operations	(262,093)	(285,444)	(233,000)
Provision for income taxes
Segment loss	(262,093)	(285,444)	(233,000)
Segment assets	$ 26,166,168	$ 310,277